Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
Transactions with Related Parties [Abstract]
Transactions with Related Parties

2.Transactions with Related Parties

The following amounts were charged by related parties for services rendered:

	2017	2016	2015
Tsakos Shipping and Trading S.A. (commissions)	6,532	5,989	7,550
Tsakos Energy Management Limited (management fees)	19,480	16,935	16,032
Tsakos Columbia Shipmanagement S.A. (special charges)	1,518	2,136	2,234
Argosy Insurance Company Limited (insurance premiums)	10,199	9,036	9,386
AirMania Travel S.A. (travel services)	5,404	4,866	4,298

Total expenses with related parties	43,133	38,962	39,500

Balances due from and due to related parties are as follows:

	December 31,
	2017	2016
Due from related parties
Tsakos Columbia Shipmanagement S.A.	14,210	6,730
Total due from related parties	14,210	6,730

Due to related parties
Tsakos Energy Management Limited	728	417
Tsakos Shipping and Trading S.A.	313	759
Argosy Insurance Company Limited	5,947	4,285
AirMania Travel S.A.	454	431
Total due to related parties	7,442	5,892

There was also, at December 31, 2017, an amount of $125 ($552 at December 31, 2016) due to Tsakos Shipping and Trading S.A. and $68 ($24 at December 31, 2016) due to Argosy Insurance Company Limited, included in accrued liabilities, which relate to services rendered by these related parties, but not yet invoiced.

(a)Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee. Per the Management Agreement of March 8, 2007, effective from January 1, 2008, there is a prorated adjustment if at the beginning of each year the Euro has appreciated by 10% or more against the U.S. Dollar since January 1, 2007. In addition, there is an increase each year by a percentage figure reflecting 12-month Euribor, if both parties agree. In addition, the fees may be increased if there is a material unforeseen increase in the costs of providing the management services, in which case the amount of such fee increase will be agreed between both parties. There was no increase in monthly fees based on these criteria in 2017, 2016 and 2015. In 2017, 2016 and 2015, the monthly fees for operating conventional vessels were $27.5, and $20.4 for vessels chartered out on a bare-boat basis and $35.0 for the DP2 shuttle tankers. In 2017, 2016 and 2015, the monthly fees for LNG carriers amounted to $36.3, $35.8 and $35.8, respectively. From the above fees, in 2017 a third-party manager was paid $26.3 for the LNG carriers, Maria Energy and Neo Energy and $14.2 for each of the suezmax Eurochampion 2004, the aframaxes Maria Princess and Sapporo Princess and the VLCCs Ulysses, Millennium and Hercules I. In 2016, a third-party manager was paid $25.8 for the LNG carriers, $13.9 for each of the suezmax Eurochampion 2004, the aframax Maria Princess and the VLCC Ulysses and $14.2 for the aframax Sapporo Princess. In 2015, a third-party manager was paid $10.0 for the LNG carrier Neo Energy, $13.9 for the VLCC Millennium until November 5, 2015 and $12.0 for the suezmax Eurochampion 2004. In addition to the Management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors. In 2017, 2016 and 2015, an award of $575, $2,575 and $1,142 respectively, was granted to the Management Company and is included in the General and Administrative expenses in the accompanying Consolidated Statement of Comprehensive income. In addition, a special award of $575 was paid to the Management Company in relation to capital raising offerings in 2017. In addition, a special award of $425 was paid to the Management Company in relation to capital raising offerings in 2015 and $460 was paid in 2015 in relation to capital raising offerings in 2014. These awards relating to offerings have been included as a deduction of additional paid in capital in the accompanying consolidated Financial Statements.

The Holding Company and the Management Company have certain officers and directors in common. The President, who is also the Chief Executive Officer and a Director of the Holding Company, is also the sole stockholder of the Management Company. The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director was elected to the Holding Company’s Board of Directors without having been recommended by the existing Board, the Management Company would have the right to terminate the Management Agreement on ten days’ notice, and the Holding Company would be obligated as at December 31, 2017, to pay the Management Company an amount of approximately $160,741 calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels scheduled for future delivery as at December 31, 2017, are:

Year	Amount
2018	19,787
2019	19,787
2020	19,787
2021	19,787
2022	19,787
2023 to 2027	88,443

187,378

Management fees for vessels are included in the accompanying Consolidated Statements of Comprehensive Income. Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels for a monthly fee of $20.4 in 2017, 2016 and 2015. These fees in total amounted to $590, $3,016 and $3,346 for 2017, 2016 and 2015, respectively, and are either accounted for as part of construction costs for delivered vessels or are included in Advances for vessels under construction.

(b)Tsakos Columbia Shipmanagement S.A. (“TCM”): The Management Company appointed TCM to provide technical management to the Company’s vessels from July 1, 2010. TCM is owned jointly and in equal part by related party interests and by a private German Group. TCM, with the consent of the Holding Company, may subcontract all or part of the technical management of any vessel to an alternative unrelated technical manager.

Effective July 1, 2010, the Management Company, at its own expense, pays technical management fees to TCM, and the Company bears and pays directly to TCM most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TCM personnel sent overseas to supervise repairs and perform inspections on the Company’s vessels. The Company also pays to TCM certain fees to cover expenses relating to internal control procedures and information technology services which are borne by TCM on behalf of the Company.

TCM has a 25% share in a manning agency, located in the Philippines, named TCM Tsakos Maritime Philippines (TMPI), which provides crew to certain of the Company’s vessels. The Company has no control or ownership directly in TCM Tsakos Maritime Philippines, nor had any direct transactions to date with the agency. As of December 31, 2017, TCM has made advances to TMPI as a manning agent amounting to $2.6 million, included in Advances and other.

(c)Tsakos Shipping and Trading S.A. (“Tsakos Shipping”): Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays Tsakos Shipping a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in Voyage expenses in the accompanying Consolidated Statements of Comprehensive Income. Tsakos Shipping also provides sale and purchase of vessels brokerage service. In 2015, the handysize tanker Delphi and the suezmax tanker Triathlon were sold to client companies of Tsakos Shipping. For this service, Tsakos Shipping charged a brokerage commission of $215 which was 0.5% of the sale price of the vessels. Tsakos Shipping may also charge a fee of $200 (or such other sum as may be agreed) on delivery of each newbuilding vessel in payment for the cost of design and supervision of the newbuilding by Tsakos Shipping. In 2017, $3.1 million in aggregate was charged for supervision fees on fifteen vessels which were delivered between May 2016 and October 2017. In 2016 and 2015, no such fee was charged.

Certain members of the Tsakos family are involved in the decision-making processes of Tsakos Shipping and of the Management Company and are also shareholders of the Holding Company. During 2017, 2016 and 2015, a ship brokerage company affiliated with a non-executive member of the Board of Directors, received $0.1 million, $0.2 million and $0.3 million, commissions, respectively, for brokerage services provided to the Company in relation to the charter of vessels owned by three of the Company’s subsidiaries. In 2017 the same company earned $0.3 million in commission relating the acquisition of the VLCC Hercules I. In 2016, the same company earned $0.3 million in commission relating the acquisition of the VLCC Ulysses. No respective commissions were charged in 2015. All such arrangements were performed in the ordinary course of the Company’s business and at terms standard to industry practice.

(d)Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance, war risk insurance and certain other insurance through Argosy, a captive insurance company affiliated with Tsakos Shipping.

(e)AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services.